Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
USD ($) [member]
Statements [Line Items]
Change in exchange rate to foreign currencies	(10.00%)	(1.00%)
EURO (EUR) [member]
Statements [Line Items]
Change in exchange rate to foreign currencies	3.00%	(5.00%)	(10.00%)
Romanian New Lei (RON) [member]
Statements [Line Items]
Change in exchange rate to foreign currencies	(3.00%)	(5.00%)	(11.00%)
Indian Rupee (INR) [member]
Statements [Line Items]
Change in exchange rate to foreign currencies	(4.00%)	(4.00%)	(5.00%)